Summary of Significant Accounting Policies - Schedule of Common Share Equivalents are Excluded from the Calculation of Weighted Average Common Shares Outstanding (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Common Share Equivalents are Excluded from the Calculation of Weighted Average Common Shares Outstanding [Line Items]
Total potentially dilutive shares	12,030,000	12,030,000
Warrants [Member]
Schedule of Common Share Equivalents are Excluded from the Calculation of Weighted Average Common Shares Outstanding [Line Items]
Total potentially dilutive shares	12,030,000	12,030,000